POLEN GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.8%
Credit Services — 13.5%
Mastercard, Inc., Class A	1,866,709	$ 721,259,023
PayPal Holdings, Inc.*	1,584,020	272,356,399
Visa, Inc., Class A	2,920,015	660,419,793
		1,654,035,215
Diagnostics & Research — 1.8%
Illumina, Inc.*	646,759	225,602,474
Drug Manufacturers - Specialty & Generic — 3.9%
Zoetis, Inc.	2,417,964	483,085,027
Entertainment — 2.2%
Netflix, Inc.*	626,907	267,777,056
Financial Data & Stock Exchanges — 1.5%
MSCI, Inc.	354,238	189,914,077
Footwear & Accessories — 2.2%
NIKE, Inc., Class B	1,789,103	264,912,481
Healthcare Plans — 3.5%
UnitedHealth Group, Inc.	923,452	436,395,712
Information Technology Services — 7.1%
Accenture PLC, Class A	1,460,709	516,477,488
Gartner, Inc.*	1,214,000	356,782,460
		873,259,948
Internet Content & Information — 20.2%
Airbnb, Inc., Class A*	3,212,974	494,701,607
Alphabet, Inc., Class A*	72,382	195,870,759
Alphabet, Inc., Class C*	374,097	1,015,288,035
Meta Platforms, Inc., Class A*	2,482,985	777,819,881
		2,483,680,282
Internet Retail — 8.6%
Amazon.com, Inc.*	353,170	1,056,497,460
Medical Devices — 7.0%
Abbott Laboratories	5,254,943	669,795,035
Align Technology, Inc.*	376,160	186,184,153
		855,979,188
	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 1.9%
Intuitive Surgical, Inc.*	835,871	$ 237,537,821
Software Application — 13.7%
Autodesk, Inc.*	1,943,850	485,554,292
DocuSign, Inc.*	1,322,955	166,388,050
salesforce.com, Inc.*	2,471,732	574,999,015
ServiceNow, Inc.*	774,146	453,479,244
		1,680,420,601
Software Infrastructure — 10.7%
Adobe, Inc.*	1,142,252	610,305,244
Microsoft Corp.	2,260,796	703,062,340
		1,313,367,584
TOTAL COMMON STOCKS (Cost $7,690,319,074)		12,022,464,926
TOTAL INVESTMENTS - 97.8% (Cost $7,690,319,074)		12,022,464,926
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		272,215,631
NET ASSETS - 100.0%		$12,294,680,557

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 94.5%
Australia — 1.9%
CSL Ltd.	70,787	$ 13,112,776
France — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	23,044	18,927,822
Germany — 10.3%
adidas AG	77,662	21,311,798
SAP SE	185,158	23,230,138
Siemens Healthineers AG	392,593	25,228,917
		69,770,853
Ireland — 9.8%
Accenture PLC, Class A	68,223	24,122,288
ICON PLC*	157,845	41,942,574
		66,064,862
Switzerland — 3.4%
Nestle SA, Registered Shares	180,021	23,247,619
United States — 66.3%
Abbott Laboratories	255,180	32,525,243
Adobe, Inc.*	87,061	46,516,692
Align Technology, Inc.*	46,907	23,217,089
Alphabet, Inc., Class C*	21,302	57,812,989
Amazon.com, Inc.*	8,521	25,490,316
Aon PLC, Class A	86,191	23,826,640
Autodesk, Inc.*	119,505	29,851,154
Automatic Data Processing, Inc.	54,620	11,261,005
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Mastercard, Inc., Class A	94,708	$ 36,593,277
Meta Platforms, Inc., Class A*	64,011	20,052,086
Microsoft Corp.	131,405	40,864,327
NIKE, Inc., Class B	104,980	15,544,389
PayPal Holdings, Inc.*	135,675	23,327,960
Starbucks Corp.	156,979	15,434,175
Visa, Inc., Class A	201,426	45,556,518
		447,873,860
TOTAL COMMON STOCKS (Cost $492,862,357)		638,997,792
TOTAL INVESTMENTS - 94.5% (Cost $492,862,357)		638,997,792
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%		36,883,774
NET ASSETS - 100.0%		$675,881,566

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.7%
Argentina — 2.5%
MercadoLibre, Inc.*	9,267	$ 10,490,800
Australia — 2.9%
CSL Ltd.	65,185	12,075,046
Canada — 0.9%
Shopify, Inc., Class A*	3,749	3,614,936
China — 6.9%
JD.com, Inc., Class A*	14,715	557,719
Shenzhou International Group Holdings Ltd.	478,843	8,884,909
Tencent Holdings Ltd.	309,020	19,363,898
		28,806,526
France — 7.4%
Dassault Systemes SE	169,394	8,191,618
Kering SA	12,097	9,033,617
LVMH Moet Hennessy Louis Vuitton SE	16,786	13,787,642
		31,012,877
Germany — 15.6%
adidas AG	75,374	20,683,931
SAP SE	139,598	17,514,128
Siemens Healthineers AG	417,916	26,856,230
		65,054,289
Ireland — 24.2%
Accenture PLC, Class A	60,500	21,391,590
Experian PLC	431,867	18,038,178
ICON PLC*	156,319	41,537,085
Medtronic PLC	193,194	19,993,647
		100,960,500
Mexico — 1.2%
Wal-Mart de Mexico SAB de CV	1,434,161	4,864,662
Netherlands — 3.6%
ASML Holding NV	22,340	15,130,756
	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — 2.8%
Amadeus IT Group SA*	166,562	$ 11,452,841
Sweden — 5.4%
Evolution AB	180,509	22,458,423
Switzerland — 3.3%
Temenos AG, Registered Shares	114,451	13,718,650
United Kingdom — 10.3%
Bunzl PLC	246,671	9,239,559
Sage Group PLC (The)	2,642,184	25,819,366
Unilever PLC	153,581	7,875,924
		42,934,849
United States — 7.8%
Aon PLC, Class A	117,290	32,423,648
Uruguay — 0.9%
Globant SA*	14,934	3,810,858
TOTAL COMMON STOCKS (Cost $333,948,674)		398,809,661
TOTAL INVESTMENTS - 95.7% (Cost $333,948,674)		398,809,661
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		18,103,918
NET ASSETS - 100.0%		$416,913,579

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.5%
Capital Markets — 4.5%
Houlihan Lokey, Inc.	85,809	$ 9,119,781
Consulting Services — 4.4%
Exponent, Inc.	94,724	8,996,886
Diagnostics & Research — 5.0%
Medpace Holdings, Inc.*	56,835	10,085,939
Health Information Services — 3.8%
Progyny, Inc.*	189,634	7,680,177
Household & Personal Products — 2.8%
Helen of Troy Ltd.*	27,489	5,754,272
Insurance - Diversified — 4.3%
Goosehead Insurance, Inc., Class A	89,709	8,843,513
Insurance - Specialty — 4.8%
Trupanion, Inc.*	102,525	9,765,506
Internet Retail — 4.8%
Revolve Group, Inc.*	196,321	9,682,552
Leisure — 3.7%
YETI Holdings, Inc.*	114,041	7,478,809
Medical Care Facilities — 4.2%
AMN Healthcare Services, Inc.*	85,066	8,620,588
Medical Instruments & Supplies — 3.4%
Warby Parker, Inc., Class A*	188,891	7,021,078
Recreational Vehicles — 8.1%
Fox Factory Holding Corp.*	85,623	11,393,853
Malibu Boats, Inc., Class A*	78,194	5,134,218
		16,528,071
Restaurants — 5.2%
Wingstop, Inc.	69,279	10,617,007
Software Application — 24.3%
Alarm.com Holdings, Inc.*	96,210	7,174,380
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Appfolio, Inc., Class A*	62,778	$ 7,235,792
BigCommerce Holdings, Inc.*	176,633	5,774,133
Duck Creek Technologies, Inc.*	263,185	6,724,377
Globant SA*	44,948	11,469,831
Olo, Inc., Class A*	348,622	6,118,316
Paylocity Holding Corp.*	24,331	4,963,037
		49,459,866
Software Infrastructure — 15.2%
Altair Engineering, Inc., Class A*	89,152	5,609,444
Blackline, Inc.*	91,010	8,361,088
Endava PLC, SP ADR*	78,008	9,487,333
Qualys, Inc.*	57,949	7,425,585
		30,883,450
TOTAL COMMON STOCKS (Cost $196,961,732)		200,537,495
TOTAL INVESTMENTS - 98.5% (Cost $196,961,732)		200,537,495
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		2,951,079
NET ASSETS - 100.0%		$203,488,574

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.8%
Australia — 11.2%
Cochlear Ltd.	6,670	$ 914,677
Pro Medicus Ltd.	20,406	658,990
Technology One Ltd.	123,046	920,508
Temple & Webster Group Ltd.*	183,530	1,114,706
		3,608,881
Canada — 10.6%
Altus Group Ltd.	27,648	1,326,991
Kinaxis, Inc.*	8,720	1,131,065
TMX Group Ltd.	9,393	955,520
		3,413,576
Denmark — 4.0%
Netcompany Group A/S	17,555	1,289,666
Finland — 5.2%
Musti Group Oyj	55,752	1,666,233
Germany — 11.8%
CompuGroup Medical SE & Co. KGaA	19,786	1,311,465
CTS Eventim AG & Co. KGaA*	19,970	1,419,614
MYT Netherlands Parent BV, ADR*	62,371	1,068,415
		3,799,494
Italy — 2.1%
Amplifon SpA	15,707	667,643
Japan — 9.8%
Benefit One, Inc.	20,500	623,474
Cybozu, Inc.	63,600	788,955
Kakaku.com, Inc.	59,500	1,232,339
Smaregi, Inc.*	32,930	511,355
		3,156,123
South Korea — 5.4%
Douzone Bizon Co. Ltd.	15,700	695,904
Koh Young Technology, Inc.	60,555	1,042,833
		1,738,737
	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 8.0%
Cellavision AB	18,070	$ 589,741
Thule Group AB (The)	28,325	1,367,147
Vitrolife AB	14,580	599,565
		2,556,453
United Kingdom — 22.0%
Auto Trader Group PLC	152,530	1,382,173
Endava PLC, SP ADR*	16,878	2,052,702
Fevertree Drinks PLC	52,962	1,519,306
GB Group PLC	103,668	925,628
Kin & Carta PLC*	379,288	1,183,442
		7,063,251
Uruguay — 5.7%
Globant SA*	7,142	1,822,496
TOTAL COMMON STOCKS (Cost $30,522,655)		30,782,553
TOTAL INVESTMENTS - 95.8% (Cost $30,522,655)		30,782,553
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%		1,365,012
NET ASSETS - 100.0%		$32,147,565

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.5%
Argentina — 1.8%
MercadoLibre, Inc.*	347	$ 392,825
Brazil — 3.2%
Raia Drogasil SA	154,700	677,637
Cambodia — 4.8%
NagaCorp Ltd.	1,284,000	1,022,406
China — 24.6%
Alibaba Group Holding Ltd.*	38,200	598,730
ANTA Sports Products Ltd.	48,000	720,733
Autohome, Inc., ADR	20,520	683,726
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	96,274	580,788
NetEase, Inc.	27,700	578,362
Tencent Music Entertainment Group, ADR*	125,196	773,711
Tingyi Cayman Islands Holding Corp.	458,000	948,878
Zhejiang Supor Co. Ltd., Class A	42,605	348,621
		5,233,549
India — 21.2%
Bajaj Auto Ltd.	11,770	564,555
Britannia Industries Ltd.	8,840	420,329
Colgate-Palmolive India Ltd.	58,700	1,123,877
HDFC Bank Ltd.	40,050	805,450
Titan Co. Ltd.	24,580	783,762
United Spirits Ltd.*	69,470	811,403
		4,509,376
Mexico — 2.5%
Fomento Economico Mexicano SAB de CV	69,500	523,339
Netherlands — 3.8%
Prosus NV	9,580	797,016
Russia — 7.2%
VK Co. Ltd., GDR*	34,180	275,830
Yandex NV, Class A*	26,113	1,254,991
		1,530,821
Singapore — 5.3%
Karooooo Ltd.*	31,836	1,126,676
	Number of Shares	Value
COMMON STOCKS — (Continued)
South Africa — 4.8%
Discovery Ltd.*	41,850	$ 422,922
Mr Price Group Ltd.	44,740	593,380
		1,016,302
Taiwan — 4.2%
momo.com, Inc.	6,000	245,177
President Chain Store Corp.	22,000	210,125
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	439,318
		894,620
Thailand — 1.1%
Home Product Center PCL	533,500	227,680
Vietnam — 14.0%
Mobile World Investment Corp.	262,500	1,547,332
Phu Nhuan Jewelry JSC	217,300	1,008,049
Vietnam Dairy Products JSC	116,400	428,881
		2,984,262
TOTAL COMMON STOCKS (Cost $23,457,644)		20,936,509
TOTAL INVESTMENTS - 98.5% (Cost $23,457,644)		20,936,509
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		309,434
NET ASSETS - 100.0%		$21,245,943

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.0%
Building Products & Equipment — 3.5%
Trex Co., Inc.*	9,685	$ 885,887
Capital Markets — 3.9%
Houlihan Lokey, Inc.	9,201	977,882
Consulting Services — 2.6%
Exponent, Inc.	6,925	657,737
Diagnostics & Research — 3.9%
Medpace Holdings, Inc.*	5,569	988,275
Health Information Services — 2.6%
Progyny, Inc.*	16,416	664,848
Household & Personal Products — 2.3%
Helen of Troy Ltd.*	2,809	588,008
Information Technology Services — 4.9%
Globant SA*	4,891	1,248,085
Insurance - Diversified — 3.4%
Goosehead Insurance, Inc., Class A	8,716	859,223
Insurance - Specialty — 3.3%
Trupanion, Inc.*	8,765	834,866
Internet Retail — 9.9%
Etsy, Inc.*	7,506	1,179,042
Farfetch Ltd., Class A*	24,890	540,362
Revolve Group, Inc.*	16,125	795,285
		2,514,689
Leisure — 2.5%
YETI Holdings, Inc.*	9,543	625,830
Medical Instruments & Supplies — 3.2%
Warby Parker, Inc., Class A*	22,130	822,572
Recreational Vehicles — 3.7%
Fox Factory Holding Corp.*	7,118	947,192
Restaurants — 3.9%
Wingstop, Inc.	6,440	986,930
Software Application — 32.4%
Alarm.com Holdings, Inc.*	9,394	700,511
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Appfolio, Inc., Class A*	4,939	$ 569,269
Aspen Technology, Inc.*	5,908	887,145
Duck Creek Technologies, Inc.*	24,599	628,504
Dynatrace, Inc.*	20,048	1,099,833
Fair Isaac Corp.*	1,840	910,782
Olo, Inc., Class A*	33,364	585,538
Paycom Software, Inc.*	3,293	1,104,143
Trade Desk, Inc. (The), Class A*	9,540	663,412
Tyler Technologies, Inc.*	2,276	1,078,369
		8,227,506
Software Infrastructure — 1.6%
Endava PLC, SP ADR*	3,270	397,698
Specialty Business Services — 3.1%
Copart, Inc.*	6,101	788,554
Specialty Retail — 4.3%
RH*	2,712	1,092,448
TOTAL COMMON STOCKS (Cost $26,745,639)		24,108,230
TOTAL INVESTMENTS - 95.0% (Cost $26,745,639)		24,108,230
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		1,260,286
NET ASSETS - 100.0%		$25,368,516

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL SMID COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 83.3%
Australia — 3.7%
Cochlear Ltd.	730	$ 100,107
Pro Medicus Ltd.	2,100	67,817
		167,924
Canada — 9.0%
Altus Group Ltd.	2,145	102,952
Kinaxis, Inc.*	1,386	179,777
TMX Group Ltd.	1,178	119,834
		402,563
Denmark — 2.0%
Netcompany Group A/S	1,210	88,892
Finland — 2.5%
Musti Group Oyj	3,690	110,281
Germany — 5.9%
CompuGroup Medical SE & Co. KGaA	1,740	115,331
CTS Eventim AG & Co. KGaA*	2,138	151,985
		267,316
Japan — 6.0%
Benefit One, Inc.	3,200	97,323
Cybozu, Inc.	6,400	79,392
Kakaku.com, Inc.	4,600	95,273
		271,988
South Korea — 3.5%
Douzone Bizon Co. Ltd.	1,360	60,282
Koh Young Technology, Inc.	5,560	95,750
		156,032
Sweden — 3.3%
Thule Group AB (The)	3,080	148,661
Switzerland — 3.4%
Temenos AG, Registered Shares	1,260	151,030
United Kingdom — 7.0%
Endava PLC, SP ADR*	1,400	170,268
Fevertree Drinks PLC	5,090	146,015
		316,283
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — 32.1%
Blackline, Inc.*	1,028	$ 94,442
Dynatrace, Inc.*	2,322	127,385
Etsy, Inc.*	777	122,051
Fair Isaac Corp.*	313	154,932
Floor & Decor Holdings, Inc., Class A*	1,655	179,932
Goosehead Insurance, Inc., Class A	1,074	105,875
Paycom Software, Inc.*	499	167,315
Revolve Group, Inc.*	2,284	112,647
RH*	309	124,471
Tyler Technologies, Inc.*	298	141,192
YETI Holdings, Inc.*	1,726	113,191
		1,443,433
Uruguay — 4.9%
Globant SA*	855	218,179
TOTAL COMMON STOCKS (Cost $4,044,868)		3,742,582
TOTAL INVESTMENTS - 83.3% (Cost $4,044,868)		3,742,582
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.7%		749,379
NET ASSETS - 100.0%		$4,491,961

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments January 31, 2022
(Unaudited)
A. Portfolio Valutation:
Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund and Polen Global SMID Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since its inception the Funds have utilized the Bloomberg Industry Classification System (“BICS”) at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of January 31, 2022, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Investments in Securities*	$12,022,464,926	$12,022,464,926	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$13,112,776	$—	$13,112,776	$—
France	18,927,822	—	18,927,822	—
Germany	69,770,853	—	69,770,853	—
Ireland	66,064,862	66,064,862	—	—
Switzerland	23,247,619	—	23,247,619	—
United States	447,873,860	447,873,860	—	—
Total Assets	$638,997,792	$513,938,722	$125,059,070	$—
Polen International Growth Fund
Assets
Common Stocks
Argentina	$10,490,800	$10,490,800	$—	$—
Australia	12,075,046	—	12,075,046	—
Canada	3,614,936	3,614,936	—	—
China	28,806,526	—	28,806,526	—
France	31,012,877	—	31,012,877	—
Germany	65,054,289	—	65,054,289	—
Ireland	100,960,500	82,922,322	18,038,178	—
Mexico	4,864,662	4,864,662	—	—
Netherlands	15,130,756	—	15,130,756	—
Spain	11,452,841	—	11,452,841	—
Sweden	22,458,423	—	22,458,423	—
Switzerland	13,718,650	—	13,718,650	—
United Kingdom	42,934,849	—	42,934,849	—
United States	32,423,648	32,423,648	—	—
Uruguay	3,810,858	3,810,858	—	—
Total Assets	$398,809,661	$138,127,226	$260,682,435	$—

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
Funds	Total Value at 01/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$200,537,495	$200,537,495	$—	$—
Polen International Small Company Growth Fund
Assets
Common Stocks
Australia	$3,608,881	$—	$3,608,881	$—
Canada	3,413,576	3,413,576	—	—
Denmark	1,289,666	—	1,289,666	—
Finland	1,666,233	—	1,666,233	—
Germany	3,799,494	1,068,415	2,731,079	—
Italy	667,643	—	667,643	—
Japan	3,156,123	—	3,156,123	—
South Korea	1,738,737	—	1,738,737	—
Sweden	2,556,453	—	2,556,453	—
United Kingdom	7,063,251	4,755,450	2,307,801	—
Uruguay	1,822,496	1,822,496	—	—
Total Assets	$30,782,553	$11,059,937	$19,722,616	$—
Polen Global Emerging Markets Growth Fund
Assets
Common Stocks
Argentina	$392,825	$392,825	$—	$—
Brazil	677,637	677,637	—	—
Cambodia	1,022,406	—	1,022,406	—
China	5,233,549	1,457,437	3,776,112	—
India	4,509,376	—	4,509,376	—
Mexico	523,339	523,339	—	—
Netherlands	797,016	—	797,016	—
Russia	1,530,821	1,254,991	275,830	—
Singapore	1,126,676	1,126,676	—	—
South Africa	1,016,302	593,380	422,922	—
Taiwan	894,620	—	894,620	—
Thailand	227,680	—	227,680	—
Vietnam	2,984,262	—	2,984,262	—
Total Assets	$20,936,509	$6,026,285	$14,910,224	$—
Polen U.S. SMID Company Growth Fund
Assets
Investments in Securities*	$24,108,230	$24,108,230	$—	$—

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded) January 31, 2022
(Unaudited)
Funds	Total Value at 01/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global SMID Company Growth Fund
Assets
Common Stocks
Australia	$167,924	$—	$167,924	$—
Canada	402,563	402,563	—	—
Denmark	88,892	—	88,892	—
Finland	110,281	—	110,281	—
Germany	267,316	—	267,316	—
Japan	271,988	—	271,988	—
South Korea	156,032	—	156,032	—
Sweden	148,661	—	148,661	—
Switzerland	151,030	—	151,030	—
United Kingdom	316,283	316,283	—	—
United States	1,443,433	1,443,433	—	—
Uruguay	218,179	218,179	—	—
Total Assets	$3,742,582	$2,380,458	$1,362,124	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.